Subsequent Events	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 9—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were available to be issued, and determined that there have been no other events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.

Note 9—Subsequent Events
On December 21, 2020, the Company repaid approximately $90,000 of the outstanding Note balance.
On January 12, 2021, the Company, the Sponsor accepted service of a lawsuit where they are named as Counterclaim Defendants in an underlying action by and between GTY Technology Holdings, Inc. (“GTY”), dMY Technology Holdings Inc., dMY Sponsor, LLC, dMY Sponsor II, LLC, dMY Technology Group Inc. II, the Company and the Sponsor (collectively “dMY”) and Carter Glatt (“Glatt”) and Captains Neck Holdings LLC (“Captains Neck”). The Underlying Lawsuit seeks a declaratory judgment that Glatt and Captains Neck are not entitled to Class Y Units of dMY Sponsor LLC and contains claims arising from Glatt’s termination of employment from GTY on or about April 3, 2020 including theft and misappropriation of confidential GTY information, breach of contract, breach of the duties of loyalty and fiduciary duty and conversion. Glatt has, among other things, responded to the Underlying Lawsuit by adding members of the Sponsor and officers of the Company as Counterclaim Defendants and adding Dune Acquisition Holdings LLC, a newly formed special purpose acquisition company as a Counterclaimant and asserting claims for breach of contract, fraudulent misrepresentation, negligent misrepresentation, tortious interference with business relations, quantum meruit and unjust enrichment. The Company has never employed Glatt and has no business agreements with him. The Company has denied the claims against them and management intends to vigorously defend the Company.
On March 7, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Ion Trap Acquisition Inc., a Delaware corporation and a direct, newly formed wholly owned subsidiary of the Company (“Merger Sub”) and IonQ, Inc., a Delaware corporation (“IonQ”). Pursuant to the Merger Agreement, at the Effective Time, and in accordance with the Delaware General Corporation Law, as amended, Merger Sub will merge with and into IonQ (the “Merger”), with IonQ continuing as the surviving entity in the Merger and, after giving effect to the Merger, becoming a wholly owned subsidiary of the Company. See the Current Report on Form 8-K, filed with the SEC on March 7, 2021, for further information.
On March 7, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 35,000,000 shares of the Company’s Class A common stock for an aggregate purchase price equal to $350,000,000. See the Current Report on Form 8-K, filed with the SEC on March 7, 2021, for further information.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements.